Income Tax (Details) - Schedule of statutory tax rate to the effective tax rate		6 Months Ended		12 Months Ended
	Jan. 08, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Statutory Tax Rate To The Effective Tax Rate Abstract
U.S. federal statutory income tax (benefit)		21.00%	(21.00%)
Foreign tax rate differential	25.00%	4.10%	(4.00%)
Utilization of net operating losses (NOL) carryover		(13.60%)
Change in valuation allowances		0.50%	25.00%
Effective income tax rate		12.00%		0.00%	0.00%